Disaggregation of Revenue (Details) - USD ($) $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended
		Mar. 31, 2023	Mar. 14, 2023	Mar. 31, 2022
Successor [Member]
Total Revenue		$ 342
Successor [Member] | Transferred over Time [Member]
Total Revenue	[1],[2]	342
Successor [Member] | Subscription Revenue [Member]
Total Revenue		240
Successor [Member] | Subscription Revenue [Member] | Software [Member]
Total Revenue		240
Successor [Member] | Non Subscription Revenue [Member]
Total Revenue		102
Successor [Member] | Non Subscription Revenue [Member] | Professional Services [Member]
Total Revenue		$ 102
Predecessor [Member]
Total Revenue			$ 1,620	$ 2,582
Predecessor [Member] | Transferred over Time [Member]
Total Revenue	[1],[2]		1,620	2,582
Predecessor [Member] | Subscription Revenue [Member]
Total Revenue			1,204	1,259
Predecessor [Member] | Subscription Revenue [Member] | Software [Member]
Total Revenue			1,204	1,259
Predecessor [Member] | Non Subscription Revenue [Member]
Total Revenue			416	1,323
Predecessor [Member] | Non Subscription Revenue [Member] | Professional Services [Member]
Total Revenue			$ 416	$ 1,323

[1]	Professional services are also contracted on the fixed fee and time and materials basis. Fixed fees are paid monthly, in phases, or upon acceptance of deliverables. The Company has generally elected the practical expedient to recognize revenue for the right to invoice because the Company’s right to consideration corresponds directly with the value to the customer of the performance completed to date, in which revenue is recognized over time.
[2]	Software As A Service Subscription Revenue’s performance obligation is satisfied evenly over the service period using a time-based measure because the Company is providing continuous access to its service and service is recognized overtime.